Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Assets and Liabilities to be Disposed

Assets and liabilities to be disposed of consist of the following as of December 31, 2013, which include a non-controlling interest of RMB50,103 (US$8,276) to Dalian Changzheng:

	December 31
	2013	2013
	RMB	US$
Cash and cash equivalents	87,214	14,407
Amounts due from related companies	2,700	446
Prepaid expenses and other assets	5,677	938

Assets held for sale, current	95,591	15,791

Real estate property under development	357,340	59,028

Assets held for sale, non-current	357,340	59,028

Accounts payable and other liabilities	465	77
Amounts due to related parties	405	67
Deferred subsidies	276,200	45,625

Liabilities held for sale	277,070	45,769